iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.2%
Axon Enterprise, Inc.
(a)
..................... 2,068 $ 648,649
Boeing Co. (The)
(a)
........................ 1,988 333,666
General Dynamics Corp. .................... 1,799 516,475
General Electric Co. ....................... 3,587 580,448
HEICO Corp.
(b)
.......................... 1,141 236,643
HEICO Corp., Class A ...................... 1,959 324,900
Howmet Aerospace, Inc. .................... 9,005 601,084
Huntington Ingalls Industries, Inc. .............. 2,001 554,137
L3Harris Technologies, Inc. .................. 2,452 524,851
Lockheed Martin Corp. ..................... 977 454,237
Northrop Grumman Corp. ................... 946 458,838
RTX Corp. ............................. 5,465 554,807
Textron, Inc. ............................ 6,022 509,401
TransDigm Group, Inc. ..................... 463 577,838
6,875,974
a
Air Freight & Logistics  — 0.6%
CH Robinson Worldwide, Inc. ................ 5,879 417,409
Expeditors International of Washington, Inc. ....... 3,998 445,018
FedEx Corp. ............................ 1,732 453,403
United Parcel Service, Inc., Class B ............ 2,882 425,037
1,740,867
a
Automobile Components  — 0.4%
Aptiv PLC
(a)
............................. 5,707 405,197
BorgWarner, Inc. ......................... 14,000 458,780
Lear Corp. ............................. 3,612 454,642
1,318,619
a
Automobiles  — 0.6%
Ford Motor Co. .......................... 43,896 533,336
General Motors Co. ....................... 15,857 706,112
Rivian Automotive, Inc., Class A
(a)(b)
............. 27,726 246,762
Tesla, Inc.
(a)
............................. 1,725 316,158
1,802,368
a
Banks  — 2.5%
Bank of America Corp. ..................... 14,081 521,138
Citigroup, Inc. ........................... 9,669 593,000
Citizens Financial Group, Inc. ................ 17,158 585,259
Fifth Third Bancorp ....................... 16,844 614,132
First Citizens BancShares, Inc., Class A .......... 318 536,390
Huntington Bancshares, Inc. ................. 42,382 570,885
JPMorgan Chase & Co. .................... 2,685 514,822
KeyCorp ............................... 38,807 562,313
M&T Bank Corp. ......................... 3,674 530,489
PNC Financial Services Group, Inc. (The) ........ 3,427 525,222
Regions Financial Corp. .................... 28,832 555,593
Truist Financial Corp. ...................... 14,057 527,840
U.S. Bancorp ........................... 11,811 479,881
Wells Fargo & Co. ........................ 10,040 595,573
7,712,537
a
Beverages  — 1.2%
Brown-Forman Corp., Class B, NVS ............ 7,760 371,316
Celsius Holdings, Inc.
(a)(b)
.................... 8,773 625,252
Coca-Cola Co. (The) ...................... 7,322 452,280
Constellation Brands, Inc., Class A ............. 1,909 483,855
Keurig Dr Pepper, Inc. ..................... 14,149 476,821
Molson Coors Beverage Co., Class B ........... 8,023 459,397
Monster Beverage Corp.
(a)
................... 8,119 433,961
PepsiCo, Inc. ........................... 2,531 445,228
3,748,110
a
Security Shares Value
a
Biotechnology  — 2.0%
AbbVie, Inc. ............................ 3,040 $ 494,426
Alnylam Pharmaceuticals, Inc.
(a)
............... 2,829 407,234
Amgen, Inc. ............................ 1,619 443,509
Biogen, Inc.
(a)
........................... 1,978 424,914
BioMarin Pharmaceutical, Inc.
(a)
............... 5,384 434,812
Exact Sciences Corp.
(a)(b)
.................... 7,053 418,596
Gilead Sciences, Inc. ...................... 5,740 374,248
Incyte Corp.
(a)
........................... 8,676 451,586
Moderna, Inc.
(a)(b)
......................... 5,795 639,246
Neurocrine Biosciences, Inc.
(a)
................ 4,363 600,087
Regeneron Pharmaceuticals, Inc.
(a)
............. 546 486,300
United Therapeutics Corp.
(a)
.................. 2,085 488,578
Vertex Pharmaceuticals, Inc.
(a)
................ 1,223 480,407
6,143,943
a
Broadline Retail  — 0.6%
Amazon.com, Inc.
(a)
....................... 2,690 470,750
eBay, Inc. .............................. 11,740 605,080
Etsy, Inc.
(a)
............................. 6,710 460,776
MercadoLibre, Inc.
(a)
....................... 299 436,151
1,972,757
a
Building Products  — 2.0%
A O Smith Corp. ......................... 6,290 521,064
Allegion PLC ............................ 4,540 551,882
Builders FirstSource, Inc.
(a)
.................. 3,485 637,128
Carlisle Companies, Inc. .................... 1,724 669,343
Carrier Global Corp. ....................... 8,392 516,024
Fortune Brands Innovations, Inc. .............. 7,294 533,191
Johnson Controls International PLC ............ 8,653 563,051
Lennox International, Inc. ................... 1,156 535,713
Masco Corp. ............................ 7,853 537,538
Owens Corning .......................... 3,633 611,107
Trane Technologies PLC .................... 1,967 624,208
6,300,249
a
Capital Markets  — 5.0%
Ameriprise Financial, Inc. ................... 1,299 534,915
Ares Management Corp., Class A .............. 4,288 570,690
Bank of New York Mellon Corp. (The) ........... 9,618 543,321
BlackRock, Inc.
(c)
......................... 603 455,048
Blackstone, Inc., NVS ...................... 4,137 482,416
Carlyle Group, Inc. (The) .................... 14,928 668,774
Cboe Global Markets, Inc. ................... 2,636 477,511
Charles Schwab Corp. (The) ................. 7,678 567,788
CME Group, Inc., Class A ................... 2,074 434,793
Coinbase Global, Inc., Class A
(a)
............... 4,348 886,688
FactSet Research Systems, Inc. ............... 1,026 427,729
Franklin Resources, Inc. .................... 19,619 448,098
Goldman Sachs Group, Inc. (The) ............. 1,275 544,055
Intercontinental Exchange, Inc. ............... 3,951 508,731
KKR & Co., Inc. .......................... 6,527 607,468
LPL Financial Holdings, Inc. .................. 2,081 560,059
MarketAxess Holdings, Inc. .................. 2,108 421,790
Moody's Corp. ........................... 1,224 453,284
Morgan Stanley .......................... 5,398 490,354
MSCI, Inc., Class A ....................... 863 401,977
Nasdaq, Inc. ............................ 8,486 507,887
Northern Trust Corp. ....................... 6,187 509,747
Raymond James Financial, Inc. ............... 4,457 543,754
Robinhood Markets, Inc., Class A
(a)
............. 59,690 984,288
S&P Global, Inc. ......................... 1,045 434,542
SEI Investments Co. ....................... 8,309 547,979
State Street Corp. ........................ 6,612 479,304
T Rowe Price Group, Inc. ................... 4,684 513,226

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Capital Markets (continued)
Tradeweb Markets, Inc., Class A ............... 4,974 $ 505,906
15,512,122
a
Chemicals  — 2.8%
Air Products and Chemicals, Inc. .............. 1,632 385,707
Albemarle Corp. ......................... 3,611 434,439
Celanese Corp. .......................... 3,611 554,686
CF Industries Holdings, Inc. .................. 6,112 482,665
Corteva, Inc. ............................ 9,707 525,440
Dow, Inc. .............................. 8,771 499,070
DuPont de Nemours, Inc. ................... 6,412 464,870
Eastman Chemical Co. ..................... 5,848 552,285
Ecolab, Inc. ............................ 2,415 546,152
FMC Corp. ............................. 9,065 534,926
International Flavors & Fragrances, Inc. .......... 6,308 533,972
Linde PLC ............................. 1,036 456,835
LyondellBasell Industries NV, Class A ........... 4,733 473,158
Mosaic Co. (The) ......................... 13,119 411,805
PPG Industries, Inc. ....................... 3,363 433,827
RPM International, Inc. ..................... 4,636 495,635
Sherwin-Williams Co. (The) .................. 1,631 488,664
Westlake Corp. .......................... 3,626 534,327
8,808,463
a
Commercial Services & Supplies  — 1.2%
Cintas Corp. ............................ 807 531,280
Copart, Inc.
(a)
........................... 8,813 478,634
Republic Services, Inc. ..................... 2,826 541,744
Rollins, Inc. ............................. 11,701 521,397
Veralto Corp. ............................ 6,601 618,382
Waste Connections, Inc. .................... 3,380 547,864
Waste Management, Inc. .................... 2,581 536,900
3,776,201
a
Communications Equipment  — 0.8%
Arista Networks, Inc.
(a)
..................... 2,053 526,718
Cisco Systems, Inc. ....................... 8,788 412,860
F5, Inc.
(a)
.............................. 2,934 485,020
Juniper Networks, Inc. ..................... 17,896 623,139
Motorola Solutions, Inc. .................... 1,403 475,827
2,523,564
a
Construction & Engineering  — 0.4%
AECOM ............................... 5,467 504,932
Quanta Services, Inc. ...................... 2,494 644,849
1,149,781
a
Construction Materials  — 0.4%
Martin Marietta Materials, Inc. ................ 1,005 590,005
Vulcan Materials Co. ...................... 2,178 561,118
1,151,123
a
Consumer Finance  — 1.1%
Ally Financial, Inc. ........................ 17,502 671,202
American Express Co. ..................... 2,644 618,775
Capital One Financial Corp. .................. 4,209 603,697
Discover Financial Services .................. 5,327 675,091
Synchrony Financial ....................... 15,891 698,886
3,267,651
a
Consumer Staples Distribution & Retail  — 1.4%
Albertsons Companies, Inc., Class A ............ 22,654 462,142
Costco Wholesale Corp. .................... 721 521,211
Dollar General Corp. ...................... 3,767 524,329
Dollar Tree, Inc.
(a)
......................... 3,979 470,517
Kroger Co. (The) ......................... 10,631 588,745
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Sysco Corp. ............................ 6,407 $ 476,168
Target Corp. ............................ 3,427 551,678
Walgreens Boots Alliance, Inc. ................ 22,161 392,914
Walmart, Inc. ............................ 7,962 472,545
4,460,249
a
Containers & Packaging  — 1.2%
Amcor PLC ............................. 50,433 450,871
Avery Dennison Corp. ...................... 2,478 538,420
Ball Corp. .............................. 8,901 619,242
Crown Holdings, Inc. ...................... 5,795 475,596
International Paper Co. ..................... 14,682 512,989
Packaging Corp. of America ................. 3,080 532,778
Westrock Co. ........................... 13,052 625,974
3,755,870
a
Distributors  — 0.5%
Genuine Parts Co. ........................ 3,383 531,841
LKQ Corp. ............................. 10,445 450,493
Pool Corp. ............................. 1,357 491,953
1,474,287
a
Diversified REITs  — 0.2%
WP Carey, Inc. .......................... 6,576 458,846
a
Diversified Telecommunication Services  — 0.4%
AT&T, Inc. .............................. 26,897 454,290
Liberty Global, Ltd., Class C
(a)(b)
............... 27,966 457,804
Verizon Communications, Inc. ................ 11,659 460,414
1,372,508
a
Electric Utilities  — 2.6%
Alliant Energy Corp. ....................... 9,657 480,919
American Electric Power Co., Inc. .............. 5,847 503,017
Constellation Energy Corp. .................. 3,701 688,164
Duke Energy Corp. ....................... 4,944 485,797
Edison International ....................... 7,002 497,562
Entergy Corp. ........................... 4,687 499,962
Evergy, Inc. ............................. 9,426 494,394
Eversource Energy ....................... 7,966 482,899
Exelon Corp. ............................ 11,569 434,763
FirstEnergy Corp. ........................ 12,373 474,381
NextEra Energy, Inc. ...................... 7,542 505,088
NRG Energy, Inc. ......................... 10,083 732,732
PG&E Corp. ............................ 25,732 440,274
PPL Corp. ............................. 17,789 488,486
Southern Co. (The) ....................... 6,335 465,622
Xcel Energy, Inc. ......................... 7,620 409,423
8,083,483
a
Electrical Equipment  — 1.2%
AMETEK, Inc. ........................... 2,929 511,579
Eaton Corp. PLC ......................... 1,925 612,650
Emerson Electric Co. ...................... 5,034 542,564
GE Vernova LLC
(a)
........................ 897 137,878
Hubbell, Inc. ............................ 1,559 577,641
Rockwell Automation, Inc. ................... 1,680 455,213
Vertiv Holdings Co., Class A ................. 10,517 978,081
3,815,606
a
Electronic Equipment, Instruments & Components  — 1.6%
Amphenol Corp., Class A ................... 4,985 602,038
CDW Corp. ............................. 2,106 509,357
Corning, Inc. ............................ 16,297 543,994
Jabil, Inc. .............................. 3,527 413,929
Keysight Technologies, Inc.
(a)
................. 3,440 508,914

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd. ....................... 3,438 $ 486,408
Teledyne Technologies, Inc.
(a)
................. 1,193 455,106
Trimble, Inc.
(a)
........................... 10,854 652,000
Zebra Technologies Corp., Class A
(a)
............ 2,158 678,820
4,850,566
a
Energy Equipment & Services  — 0.4%
Baker Hughes Co., Class A .................. 13,421 437,793
Halliburton Co. .......................... 11,898 445,818
Schlumberger Ltd. ........................ 8,342 396,078
1,279,689
a
Entertainment  — 1.2%
Electronic Arts, Inc. ....................... 3,347 424,466
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 7,200 503,784
Live Nation Entertainment, Inc.
(a)(b)
............. 5,189 461,354
Netflix, Inc.
(a)
............................ 897 493,924
ROBLOX Corp., Class A
(a)
................... 12,176 432,979
Roku, Inc., Class A
(a)(b)
..................... 5,007 288,704
Take-Two Interactive Software, Inc.
(a)
............ 2,949 421,147
Walt Disney Co. (The) ..................... 4,485 498,283
Warner Bros Discovery, Inc., Series A
(a)
.......... 42,798 314,993
3,839,634
a
Financial Services  — 2.3%
Apollo Global Management, Inc. ............... 5,096 552,304
Berkshire Hathaway, Inc., Class B
(a)
............ 1,125 446,321
Block, Inc., Class A
(a)
...................... 7,703 562,319
Corpay, Inc.
(a)
........................... 2,000 604,280
Equitable Holdings, Inc. .................... 17,651 651,498
Fidelity National Information Services, Inc. ........ 8,358 567,675
Fiserv, Inc.
(a)
............................ 3,565 544,269
Global Payments, Inc. ..................... 4,062 498,692
Jack Henry & Associates, Inc. ................ 3,117 507,105
Mastercard, Inc., Class A .................... 1,033 466,090
PayPal Holdings, Inc.
(a)
..................... 7,838 532,357
Toast, Inc., Class A
(a)
...................... 33,631 794,701
Visa, Inc., Class A ........................ 1,633 438,640
7,166,251
a
Food Products  — 2.4%
Archer-Daniels-Midland Co. .................. 6,139 360,114
Bunge Global SA ......................... 4,354 443,063
Campbell Soup Co. ....................... 11,646 532,339
Conagra Brands, Inc. ...................... 16,819 517,689
Darling Ingredients, Inc.
(a)
................... 11,245 476,450
General Mills, Inc. ........................ 7,056 497,166
Hershey Co. (The) ........................ 2,338 453,385
Hormel Foods Corp. ....................... 14,500 515,620
J M Smucker Co. (The) ..................... 4,234 486,275
Kellanova .............................. 8,889 514,317
Kraft Heinz Co. (The) ...................... 13,347 515,328
Lamb Weston Holdings, Inc. ................. 4,849 404,116
McCormick & Co., Inc., NVS ................. 7,115 541,167
Mondelez International, Inc., Class A ............ 6,146 442,143
Tyson Foods, Inc., Class A .................. 9,659 585,818
7,284,990
a
Gas Utilities  — 0.2%
Atmos Energy Corp. ....................... 4,146 488,813
a
Ground Transportation  — 1.2%
CSX Corp. ............................. 13,823 459,200
JB Hunt Transport Services, Inc. .............. 2,640 429,185
Knight-Swift Transportation Holdings, Inc., Class A .. 9,452 436,966
Security Shares Value
a
Ground Transportation (continued)
Norfolk Southern Corp. ..................... 2,113 $ 486,666
Old Dominion Freight Line, Inc. ............... 2,254 409,574
Uber Technologies, Inc.
(a)
................... 7,917 524,660
U-Haul Holding Co., Series N, NVS
(b)
........... 9,028 553,597
Union Pacific Corp. ....................... 1,947 461,750
3,761,598
a
Health Care Equipment & Supplies  — 3.2%
Abbott Laboratories ....................... 4,209 446,028
Align Technology, Inc.
(a)
..................... 2,185 617,000
Baxter International, Inc. .................... 13,108 529,170
Becton Dickinson & Co. .................... 1,893 444,098
Boston Scientific Corp.
(a)
.................... 8,067 579,775
Cooper Cos., Inc. The
(a)
.................... 5,543 493,660
Dexcom, Inc.
(a)
.......................... 4,142 527,649
Edwards Lifesciences Corp.
(a)
................ 6,719 568,898
GE HealthCare Technologies, Inc. ............. 6,205 473,069
Hologic, Inc.
(a)
........................... 6,495 492,126
IDEXX Laboratories, Inc.
(a)
................... 955 470,586
Insulet Corp.
(a)
........................... 2,619 450,311
Intuitive Surgical, Inc.
(a)
..................... 1,395 517,015
Medtronic PLC .......................... 5,792 464,750
ResMed, Inc. ........................... 3,060 654,809
Solventum Corp.
(a)
........................ 1,181 76,777
STERIS PLC ............................ 2,325 475,602
Stryker Corp. ........................... 1,497 503,740
Teleflex, Inc. ............................ 2,239 467,391
Zimmer Biomet Holdings, Inc. ................ 4,127 496,396
9,748,850
a
Health Care Providers & Services  — 2.5%
Cardinal Health, Inc. ....................... 4,371 450,388
Cencora, Inc. ........................... 2,308 551,727
Centene Corp.
(a)
......................... 6,211 453,776
Cigna Group (The) ........................ 1,540 549,842
CVS Health Corp. ........................ 6,409 433,953
DaVita, Inc.
(a)
............................ 4,934 685,875
Elevance Health, Inc. ...................... 933 493,165
HCA Healthcare, Inc. ...................... 1,779 551,170
Henry Schein, Inc.
(a)
....................... 7,054 488,701
Humana, Inc. ........................... 892 269,464
Laboratory Corp. of America Holdings ........... 2,208 444,625
McKesson Corp. ......................... 982 527,540
Molina Healthcare, Inc.
(a)
.................... 1,311 448,493
Quest Diagnostics, Inc. ..................... 3,487 481,834
UnitedHealth Group, Inc. .................... 763 369,063
Universal Health Services, Inc., Class B ......... 3,530 601,618
7,801,234
a
Health Care REITs  — 0.5%
Healthpeak Properties, Inc. .................. 29,057 540,751
Ventas, Inc. ............................ 10,385 459,848
Welltower, Inc. ........................... 5,075 483,546
1,484,145
a
Health Care Technology  — 0.2%
Veeva Systems, Inc., Class A
(a)
............... 2,562 508,711
a
Hotel & Resort REITs  — 0.2%
Host Hotels & Resorts, Inc. .................. 27,102 511,415
a
Hotels, Restaurants & Leisure  — 3.4%
Airbnb, Inc., Class A
(a)
...................... 3,381 536,125
Booking Holdings, Inc. ..................... 137 472,928
Caesars Entertainment, Inc.
(a)
................ 10,353 370,845
Carnival Corp.
(a)
.......................... 32,332 479,160

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc.
(a)
................. 207 $ 654,037
Darden Restaurants, Inc. ................... 3,025 464,065
Domino's Pizza, Inc. ....................... 1,283 679,054
DoorDash, Inc., Class A
(a)
................... 4,728 611,141
DraftKings, Inc., Class A
(a)
................... 12,154 505,120
Expedia Group, Inc.
(a)
...................... 3,449 464,339
Hilton Worldwide Holdings, Inc. ............... 2,658 524,370
Hyatt Hotels Corp., Class A .................. 4,120 613,015
Las Vegas Sands Corp. .................... 9,187 407,535
Marriott International, Inc., Class A ............. 2,143 506,027
McDonald's Corp. ........................ 1,518 414,475
MGM Resorts International
(a)
................. 11,706 461,685
Royal Caribbean Cruises Ltd.
(a)
............... 4,335 605,296
Starbucks Corp. .......................... 4,142 366,526
Vail Resorts, Inc. ......................... 2,130 403,358
Wynn Resorts Ltd. ........................ 5,497 503,800
Yum! Brands, Inc. ........................ 3,541 500,166
10,543,067
a
Household Durables  — 0.9%
DR Horton, Inc. .......................... 3,504 499,285
Garmin Ltd. ............................. 3,848 555,920
Lennar Corp., Class A ...................... 3,535 535,977
NVR, Inc.
(a)
............................. 73 543,036
PulteGroup, Inc. ......................... 5,271 587,295
2,721,513
a
Household Products  — 0.8%
Church & Dwight Co., Inc. ................... 5,084 548,513
Clorox Co. (The) ......................... 3,430 507,194
Colgate-Palmolive Co. ..................... 5,868 539,386
Kimberly-Clark Corp. ...................... 3,742 510,895
Procter & Gamble Co. (The) ................. 2,758 450,106
2,556,094
a
Independent Power and Renewable Electricity Producers  — 0.5%
AES Corp. (The) ......................... 27,822 498,014
Vistra Corp. ............................ 13,654 1,035,519
1,533,533
a
Industrial Conglomerates  — 0.3%
3M Co. ................................ 4,728 456,299
Honeywell International, Inc. ................. 2,248 433,257
889,556
a
Industrial REITs  — 0.1%
Prologis, Inc. ............................ 3,920 400,036
a
Insurance  — 4.3%
Aflac, Inc. .............................. 5,553 464,508
Allstate Corp. (The) ....................... 3,376 574,123
American Financial Group, Inc. ............... 4,400 562,100
American International Group, Inc. ............. 6,976 525,363
Aon PLC, Class A ........................ 1,334 376,201
Arch Capital Group Ltd.
(a)
................... 5,438 508,671
Arthur J Gallagher & Co. .................... 1,819 426,901
Assurant, Inc. ........................... 3,063 534,187
Brown & Brown, Inc. ....................... 6,360 518,594
Chubb Ltd. ............................. 1,955 486,091
Cincinnati Financial Corp. ................... 4,655 538,537
Erie Indemnity Co., Class A, NVS .............. 1,664 636,746
Everest Group Ltd. ........................ 1,174 430,165
Fidelity National Financial, Inc. ................ 10,248 543,807
Globe Life, Inc. .......................... 4,064 309,555
Hartford Financial Services Group, Inc. (The) ...... 6,046 585,797
Loews Corp. ............................ 7,015 527,177
Security Shares Value
a
Insurance (continued)
Markel Group, Inc.
(a)
....................... 332 $ 484,189
Marsh & McLennan Companies, Inc. ............ 2,190 436,752
MetLife, Inc. ............................ 7,169 509,573
Principal Financial Group, Inc. ................ 6,476 512,511
Progressive Corp. (The) .................... 2,737 569,980
Prudential Financial, Inc. .................... 4,817 532,182
Travelers Companies, Inc. (The) ............... 2,624 556,708
W R Berkley Corp. ........................ 6,693 515,160
Willis Towers Watson PLC ................... 2,004 503,285
13,168,863
a
Interactive Media & Services  — 0.8%
Alphabet, Inc. , Class A
(a)
.................... 1,519 247,263
Alphabet, Inc., Class C, NVS
(a)
................ 1,337 220,124
Match Group, Inc.
(a)
....................... 14,756 454,780
Meta Platforms, Inc., Class A ................. 1,178 506,740
Pinterest, Inc., Class A
(a)
.................... 14,432 482,750
Snap, Inc., Class A, NVS
(a)
.................. 38,517 579,681
2,491,338
a
IT Services  — 1.9%
Accenture PLC, Class A .................... 1,278 384,563
Akamai Technologies, Inc.
(a)
.................. 4,185 422,392
Cloudflare, Inc., Class A
(a)
................... 6,329 553,155
Cognizant Technology Solutions Corp., Class A ..... 6,501 426,986
EPAM Systems, Inc.
(a)
...................... 1,815 426,997
Gartner, Inc.
(a)
........................... 1,081 446,010
GoDaddy, Inc., Class A
(a)
.................... 5,096 623,648
International Business Machines Corp. .......... 2,782 462,368
MongoDB, Inc., Class A
(a)(b)
.................. 1,127 411,558
Okta, Inc. , Class A
(a)
....................... 6,601 613,761
Snowflake, Inc., Class A
(a)
................... 2,680 415,936
Twilio, Inc., Class A
(a)
...................... 7,479 447,842
VeriSign, Inc.
(a)
.......................... 2,195 372,009
6,007,225
a
Leisure Products  — 0.2%
Hasbro, Inc. ............................ 10,940 670,622
a
Life Sciences Tools & Services  — 2.4%
Agilent Technologies, Inc. ................... 3,992 547,064
Avantor, Inc.
(a)(b)
.......................... 24,322 589,322
Bio-Rad Laboratories, Inc., Class A
(a)
............ 1,587 428,093
Bio-Techne Corp. ......................... 7,540 476,603
Charles River Laboratories International, Inc.
(a)
..... 2,515 575,935
Danaher Corp. .......................... 2,027 499,899
Illumina, Inc.
(a)
........................... 4,821 593,224
IQVIA Holdings, Inc.
(a)
...................... 2,205 511,053
Mettler-Toledo International, Inc.
(a)
............. 438 538,609
Repligen Corp.
(a)
......................... 3,100 509,020
Revvity, Inc. ............................ 5,411 554,465
Thermo Fisher Scientific, Inc. ................. 906 515,260
Waters Corp.
(a)
.......................... 1,800 556,272
West Pharmaceutical Services, Inc. ............ 1,317 470,801
7,365,620
a
Machinery  — 3.4%
Caterpillar, Inc. .......................... 1,725 577,133
CNH Industrial N.V.
(a)
...................... 44,406 506,228
Cummins, Inc. ........................... 2,035 574,867
Deere & Co. ............................ 1,139 445,816
Dover Corp. ............................ 3,374 604,958
Fortive Corp. ............................ 6,816 513,040
Graco, Inc. ............................. 5,892 472,538
IDEX Corp. ............................. 2,404 529,986
Illinois Tool Works, Inc. ..................... 1,840 449,163

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Ingersoll Rand, Inc. ....................... 6,506 $ 607,140
Nordson Corp. ........................... 2,022 522,060
Otis Worldwide Corp. ...................... 5,389 491,477
PACCAR, Inc. ........................... 4,882 518,029
Parker-Hannifin Corp. ...................... 1,035 563,982
Pentair PLC ............................ 7,645 604,643
Snap-on, Inc. ........................... 1,710 458,212
Stanley Black & Decker, Inc. ................. 5,154 471,076
Toro Co. (The) ........................... 5,659 495,672
Westinghouse Air Brake Technologies Corp. ....... 4,016 646,897
Xylem, Inc. ............................. 4,600 601,221
10,654,138
a
Media  — 1.5%
Charter Communications, Inc., Class A
(a)
......... 1,081 276,671
Comcast Corp., Class A .................... 9,915 377,861
Fox Corp., Class A, NVS .................... 10,070 312,271
Fox Corp., Class B ........................ 5,687 163,103
Interpublic Group of Companies, Inc. (The) ....... 15,571 473,981
Liberty Broadband Corp., Class C, NVS
(a)
........ 5,663 281,621
Liberty Media Corp.-Liberty SiriusXM, Series C, NVS
(a)
(b)
.................................. 18,218 438,325
News Corp., Class A, NVS .................. 22,305 530,859
Omnicom Group, Inc. ...................... 5,933 550,820
Paramount Global, Class B, NVS .............. 34,753 395,837
Sirius XM Holdings, Inc.
(b)
................... 90,519 266,126
Trade Desk, Inc. (The), Class A
(a)
.............. 6,811 564,291
4,631,766
a
Metals & Mining  — 1.0%
Cleveland-Cliffs, Inc.
(a)
..................... 28,244 477,324
Freeport-McMoRan, Inc. .................... 12,269 612,714
Newmont Corp. .......................... 12,397 503,814
Nucor Corp. ............................ 2,876 484,692
Reliance, Inc. ........................... 1,738 494,843
Steel Dynamics, Inc. ....................... 4,168 542,340
3,115,727
a
Mortgage REITs  — 0.2%
Annaly Capital Management, Inc. .............. 27,256 510,777
a
Multi-Utilities  — 1.6%
Ameren Corp. ........................... 6,085 449,499
CenterPoint Energy, Inc. .................... 16,941 493,661
CMS Energy Corp. ........................ 8,246 499,790
Consolidated Edison, Inc. ................... 5,010 472,944
Dominion Energy, Inc. ...................... 9,738 496,443
DTE Energy Co. ......................... 4,506 497,102
NiSource, Inc. ........................... 18,313 510,200
Public Service Enterprise Group, Inc. ........... 7,121 491,919
Sempra ............................... 6,202 444,249
WEC Energy Group, Inc. .................... 5,655 467,329
4,823,136
a
Office REITs  — 0.3%
Alexandria Real Estate Equities, Inc. ............ 4,491 520,372
Boston Properties, Inc. ..................... 8,793 544,199
1,064,571
a
Oil, Gas & Consumable Fuels  — 4.0%
APA Corp. ............................. 12,856 404,193
Cheniere Energy, Inc. ...................... 2,593 409,227
Chesapeake Energy Corp. .................. 5,836 524,540
Chevron Corp. ........................... 2,899 467,522
ConocoPhillips .......................... 3,725 467,935
Coterra Energy, Inc. ....................... 17,412 476,392
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp. ....................... 10,023 $ 512,977
Diamondback Energy, Inc. ................... 2,934 590,115
EOG Resources, Inc. ...................... 3,519 464,965
EQT Corp. ............................. 11,686 468,492
Exxon Mobil Corp. ........................ 3,940 465,984
Hess Corp. ............................. 3,110 489,794
HF Sinclair Corp. ......................... 8,820 478,485
Kinder Morgan, Inc., Class P ................. 26,720 488,442
Marathon Oil Corp. ........................ 18,360 492,966
Marathon Petroleum Corp. .................. 2,983 542,071
Occidental Petroleum Corp. .................. 7,295 482,491
ONEOK, Inc. ............................ 6,800 538,016
Ovintiv, Inc. ............................. 10,566 542,247
Phillips 66 .............................. 3,781 541,477
Pioneer Natural Resources Co. ............... 1,876 505,244
Targa Resources Corp. ..................... 5,357 611,019
Texas Pacific Land Corp. .................... 875 504,262
Valero Energy Corp. ....................... 3,610 577,131
Williams Companies, Inc. (The) ............... 12,642 484,947
12,530,934
a
Passenger Airlines  — 0.4%
Delta Air Lines, Inc. ....................... 12,655 633,636
Southwest Airlines Co. ..................... 18,837 488,632
1,122,268
a
Personal Care Products  — 0.3%
Estee Lauder Companies, Inc. (The), Class A ...... 3,672 538,719
Kenvue, Inc. ............................ 22,923 431,411
970,130
a
Pharmaceuticals  — 1.6%
Bristol-Myers Squibb Co. .................... 8,880 390,187
Catalent, Inc.
(a)
.......................... 12,167 679,527
Eli Lilly & Co. ........................... 681 531,929
Jazz Pharmaceuticals PLC
(a)
................. 4,037 447,098
Johnson & Johnson ....................... 2,764 399,647
Merck & Co., Inc. ......................... 4,085 527,864
Pfizer, Inc. ............................. 14,225 364,444
Royalty Pharma PLC, Class A ................ 17,641 488,656
Viatris, Inc. ............................. 50,241 581,288
Zoetis, Inc., Class A ....................... 2,495 397,304
4,807,944
a
Professional Services  — 2.2%
Automatic Data Processing, Inc. ............... 1,882 455,237
Booz Allen Hamilton Holding Corp., Class A ....... 3,672 542,244
Broadridge Financial Solutions, Inc. ............ 2,518 487,006
Dayforce, Inc.
(a)(b)
......................... 6,832 419,280
Equifax, Inc. ............................ 2,196 483,537
Jacobs Solutions, Inc. ...................... 3,435 493,026
Leidos Holdings, Inc. ...................... 4,448 623,699
Paychex, Inc. ........................... 3,792 450,528
Paycom Software, Inc. ..................... 2,616 491,756
Paylocity Holding Corp.
(a)
................... 3,164 490,926
Robert Half, Inc. ......................... 5,838 403,639
SS&C Technologies Holdings, Inc. ............. 8,624 533,739
TransUnion ............................. 7,942 579,766
Verisk Analytics, Inc. ....................... 1,899 413,906
6,868,289
a
Real Estate Management & Development  — 0.5%
CBRE Group, Inc., Class A
(a)
................. 5,898 512,477
CoStar Group, Inc.
(a)
....................... 5,481 501,676

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Real Estate Management & Development (continued)
Zillow Group, Inc., Class C, NVS
(a)
............. 12,493 $ 531,827
1,545,980
a
Residential REITs  — 1.6%
American Homes 4 Rent, Class A .............. 13,188 472,131
AvalonBay Communities, Inc. ................ 2,693 510,512
Camden Property Trust ..................... 5,413 539,568
Equity LifeStyle Properties, Inc. ............... 6,799 409,912
Equity Residential ........................ 8,268 532,459
Essex Property Trust, Inc. ................... 2,231 549,384
Invitation Homes, Inc. ...................... 13,861 474,046
Mid-America Apartment Communities, Inc. ........ 3,847 500,110
Sun Communities, Inc. ..................... 3,801 423,127
UDR, Inc. .............................. 14,440 549,875
4,961,124
a
Retail REITs  — 0.6%
Kimco Realty Corp. ....................... 25,415 473,482
Realty Income Corp. ....................... 8,508 455,518
Regency Centers Corp. .................... 7,706 456,349
Simon Property Group, Inc. .................. 3,680 517,150
1,902,499
a
Semiconductors & Semiconductor Equipment  — 4.1%
Advanced Micro Devices, Inc.
(a)
............... 3,489 552,588
Analog Devices, Inc. ....................... 2,375 476,449
Applied Materials, Inc. ..................... 2,829 561,981
Broadcom, Inc. .......................... 788 1,024,613
Enphase Energy, Inc.
(a)
..................... 4,809 523,027
Entegris, Inc. ............................ 4,466 593,621
First Solar, Inc.
(a)(b)
........................ 2,941 518,498
Intel Corp. ............................. 9,499 289,435
KLA Corp. .............................. 791 545,228
Lam Research Corp. ...................... 608 543,801
Lattice Semiconductor Corp.
(a)
................ 8,087 554,768
Marvell Technology, Inc. .................... 7,950 523,984
Microchip Technology, Inc. ................... 5,305 487,954
Micron Technology, Inc.
(b)
................... 5,567 628,848
Monolithic Power Systems, Inc. ............... 836 559,560
NVIDIA Corp. ........................... 787 679,984
NXP Semiconductors NV ................... 2,196 562,593
ON Semiconductor Corp.
(a)
.................. 6,462 453,374
Qorvo, Inc.
(a)
............................ 5,049 589,925
QUALCOMM, Inc. ........................ 3,313 549,461
Skyworks Solutions, Inc. .................... 4,993 532,204
Teradyne, Inc. ........................... 5,063 588,928
Texas Instruments, Inc. ..................... 2,762 487,272
12,828,096
a
Software  — 5.7%
Adobe, Inc.
(a)
............................ 682 315,650
ANSYS, Inc.
(a)
........................... 1,519 493,493
AppLovin Corp., Class A
(a)(b)
.................. 8,547 603,162
Aspen Technology, Inc.
(a)
.................... 2,548 501,625
Atlassian Corp., Class A
(a)
................... 2,415 416,104
Autodesk, Inc.
(a)
.......................... 2,044 435,065
Bentley Systems, Inc., Class B ................ 8,861 465,468
BILL Holdings, Inc.
(a)
....................... 7,537 470,007
Cadence Design Systems, Inc.
(a)
.............. 1,633 450,104
Confluent, Inc., Class A
(a)
................... 25,322 712,055
Crowdstrike Holdings, Inc., Class A
(a)
............ 2,153 629,839
Datadog, Inc., Class A
(a)
.................... 4,058 509,279
DocuSign, Inc.
(a)
......................... 10,999 622,543
Dropbox, Inc., Class A
(a)(b)
................... 17,341 401,618
Dynatrace, Inc.
(a)
......................... 9,088 411,777
Security Shares Value
a
Software (continued)
Fair Isaac Corp.
(a)
......................... 436 $ 494,132
Fortinet, Inc.
(a)
........................... 8,698 549,540
Gen Digital, Inc. .......................... 22,753 458,245
HubSpot, Inc.
(a)
.......................... 972 587,934
Intuit, Inc. .............................. 759 474,846
Manhattan Associates, Inc.
(a)
................. 2,125 437,877
Microsoft Corp. .......................... 1,021 397,506
Oracle Corp. ............................ 3,563 405,291
Palantir Technologies, Inc., Class A
(a)
........... 21,057 462,622
Palo Alto Networks, Inc.
(a)
................... 1,687 490,731
PTC, Inc.
(a)
............................. 3,001 532,497
Roper Technologies, Inc. .................... 851 435,252
Salesforce, Inc. .......................... 1,874 503,994
Samsara, Inc., Class A
(a)(b)
................... 14,911 520,841
ServiceNow, Inc.
(a)
........................ 645 447,198
Synopsys, Inc.
(a)
......................... 808 428,717
Tyler Technologies, Inc.
(a)
................... 1,133 522,936
UiPath, Inc., Class A
(a)
..................... 25,883 491,001
Unity Software, Inc.
(a)(b)
..................... 16,166 392,349
Workday, Inc., Class A
(a)
.................... 1,872 458,135
Zoom Video Communications, Inc., Class A
(a)
...... 7,054 430,999
Zscaler, Inc.
(a)
........................... 2,389 413,154
17,773,586
a
Specialized REITs  — 1.6%
American Tower Corp. ..................... 2,185 374,859
Crown Castle, Inc. ........................ 4,301 403,348
Digital Realty Trust, Inc. .................... 3,323 461,166
Equinix, Inc. ............................ 563 400,355
Extra Space Storage, Inc. ................... 3,545 476,023
Gaming and Leisure Properties, Inc. ............ 10,565 451,442
Iron Mountain, Inc. ........................ 7,378 571,942
Public Storage ........................... 1,740 451,443
SBA Communications Corp., Class A ............ 1,955 363,865
VICI Properties, Inc. ....................... 16,001 456,828
Weyerhaeuser Co. ........................ 14,328 432,276
4,843,547
a
Specialty Retail  — 2.5%
AutoZone, Inc.
(a)
......................... 168 496,675
Bath & Body Works, Inc. .................... 16,772 761,784
Best Buy Co., Inc. ........................ 6,911 508,926
Burlington Stores, Inc.
(a)
.................... 3,519 633,209
CarMax, Inc.
(a)
........................... 7,356 499,987
Dick's Sporting Goods, Inc. .................. 4,022 808,181
Home Depot, Inc. (The) .................... 1,357 453,537
Lowe's Companies, Inc. .................... 2,115 482,199
O'Reilly Automotive, Inc.
(a)
................... 454 460,020
Ross Stores, Inc. ......................... 3,475 450,186
TJX Companies, Inc. (The) .................. 4,856 456,901
Tractor Supply Co. ........................ 2,305 629,450
Ulta Beauty, Inc.
(a)
........................ 1,145 463,542
Williams-Sonoma, Inc. ..................... 2,294 657,873
7,762,470
a
Technology Hardware, Storage & Peripherals  — 1.7%
Apple, Inc. ............................. 2,003 341,171
Dell Technologies, Inc., Class C ............... 6,085 758,434
Hewlett Packard Enterprise Co. ............... 29,333 498,661
HP, Inc. ............................... 16,374 459,946
NetApp, Inc. ............................ 6,009 614,180
Seagate Technology Holdings PLC ............. 6,130 526,628
Super Micro Computer, Inc.
(a)
................. 1,541 1,323,411

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
..................... 9,933 $ 703,554
5,225,985
a
Textiles, Apparel & Luxury Goods  — 0.4%
Deckers Outdoor Corp.
(a)
.................... 746 610,579
Lululemon Athletica, Inc.
(a)
................... 1,039 374,663
Nike, Inc., Class B ........................ 4,042 372,915
1,358,157
a
Tobacco  — 0.3%
Altria Group, Inc. ......................... 10,865 475,996
Philip Morris International, Inc. ................ 4,646 441,091
917,087
a
Trading Companies & Distributors  — 0.9%
Fastenal Co. ............................ 7,457 506,629
Ferguson PLC ........................... 2,740 575,126
United Rentals, Inc. ....................... 965 644,610
Watsco, Inc. ............................ 1,215 543,980
WW Grainger, Inc. ........................ 560 515,956
2,786,301
a
Water Utilities  — 0.3%
American Water Works Co., Inc. ............... 3,518 430,322
Essential Utilities, Inc. ...................... 13,704 501,292
931,614
a
Security Shares Value
a
Wireless Telecommunication Services  — 0.2%
T-Mobile U.S., Inc. ........................ 2,881 $ 472,974
a
Total Long-Term Investments — 99.7%
(Cost: $306,570,829) ................................ 308,707,641
a
Short-Term Securities
Money Market Funds  —  2.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(c)(d) (e)
...................... 7,848,306 7,850,660
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(c)(d)
............................ 751,269 751,269
a
Total Short-Term Securities — 2.8%
(Cost: $8,595,741) .................................. 8,601,929
Total Investments — 102.5%
(Cost: $315,166,570) ................................ 317,309,570
Liabilities in Excess of Other Assets — (2.5)% ............... (7,652,502)
Net Assets — 100.0% ................................. $ 309,657,068
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 15,067,783  $ —  $ (7,218,839)
(a)
$ 3,826  $ (2,110) $ 7,850,660  7,848,306  $ 134,142
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 453,882  297,387
(a)
—  —  —  751,269  751,269  28,425  —
BlackRock, Inc. .. 489,119  192,095  (237,668) 21,054  (9,552) 455,048  603  10,517  —
$ 24,880  $ (11,662)
$ 9,056,977
$ 173,084  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Size Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 2 06/21/24 $ 507 $ (3,112)
E-Mini S&P MidCap 400 Index ............................................................ 1 06/21/24 288 (8,494)
$ (11,606)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 308,707,641 $ — $ — $ 308,707,641
Short-Term Securities
Money Market Funds ...................................... 8,601,929 — — 8,601,929
$ 317,309,570 $ — $ — $ 317,309,570
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (11,606) $ — $ — $ (11,606)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust